Schedule of Investments (unaudited)
September 30, 2024
BlackRock EuroFund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Belgium — 3.8%
Azelis Group NV	25,592	$ 560,725
KBC Group NV	24,026	1,911,460
UCB SA	9,219	1,664,185
		4,136,370
Denmark — 1.5%
DSV A/S	7,895	1,624,870
Finland — 1.3%
Metso OYJ	135,867	1,452,746
France — 21.1%
Airbus SE	16,687	2,442,247
Cie de Saint-Gobain SA	30,780	2,807,211
Hermes International SCA	1,498	3,688,605
Legrand SA	5,099	587,434
LVMH Moet Hennessy Louis Vuitton SE	4,875	3,738,518
Safran SA	21,173	4,982,490
Sartorius Stedim Biotech	4,560	954,766
Thales SA	8,786	1,396,369
TotalEnergies SE	39,065	2,536,697
		23,134,337
Germany — 26.7%
adidas AG, Class N	9,854	2,611,176
Beiersdorf AG	13,411	2,018,620
Commerzbank AG	107,584	1,984,327
CTS Eventim AG & Co. KGaA	12,972	1,350,716
Merck KGaA	10,534	1,859,574
MTU Aero Engines AG, Class N	13,440	4,200,373
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	5,789	3,189,994
Nemetschek SE	12,493	1,298,520
SAP SE	27,130	6,205,513
Siemens AG, Class N, Registered Shares	22,482	4,548,285
		29,267,098
Ireland — 1.8%
AIB Group PLC	353,431	2,024,562
Italy — 8.7%
Ferrari NV	6,962	3,262,398
Moncler SpA	21,734	1,381,774
UniCredit SpA	111,315	4,886,906
		9,531,078
Netherlands — 17.7%
Adyen NV(a)(b)	1,298	2,032,173
ASM International NV	6,098	4,023,211
ASML Holding NV	11,159	9,282,724
BE Semiconductor Industries NV	12,347	1,574,743
IMCD NV	14,215	2,469,355
		19,382,206
Security	Shares	Value
Spain — 4.3%
Banco Bilbao Vizcaya Argentaria SA	59,741	$ 645,338
CaixaBank SA	344,952	2,058,653
Industria de Diseno Textil SA	34,463	2,041,120
		4,745,111
Sweden — 0.5%
Beijer Ref AB, Class B	32,200	530,130
United Kingdom — 3.0%
RELX PLC	68,741	3,245,697
United States — 11.0%
Linde PLC	7,722	3,682,313
Sanofi SA	16,077	1,851,092
Schneider Electric SE	24,764	6,527,981
		12,061,386
Total Long-Term Investments — 101.4% (Cost: $69,529,827)		111,135,591
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(c)(d)	320,201	320,201

Par (000)
Time Deposits — 0.1%
United States — 0.1%
Citibank NA, 2.37%, 10/01/24(c)(d)	EUR	129	143,164
Total Short-Term Securities — 0.4% (Cost: $463,365)	463,365
Total Investments — 101.8% (Cost: $69,993,192)	111,598,956
Liabilities in Excess of Other Assets — (1.8)%	(2,018,985)
Net Assets — 100.0%	$ 109,579,971

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock EuroFund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 462,681	$ —	$ (142,480)(a)	$ —	$ —	$ 320,201	320,201	$ 5,432	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Belgium	$ —	$ 4,136,370	$ —	$ 4,136,370
Denmark	—	1,624,870	—	1,624,870
Finland	—	1,452,746	—	1,452,746
France	—	23,134,337	—	23,134,337
Germany	—	29,267,098	—	29,267,098
Ireland	—	2,024,562	—	2,024,562
Italy	—	9,531,078	—	9,531,078
Netherlands	—	19,382,206	—	19,382,206
Spain	—	4,745,111	—	4,745,111
Sweden	—	530,130	—	530,130
United Kingdom	—	3,245,697	—	3,245,697
United States	3,682,313	8,379,073	—	12,061,386
Short-Term Securities
Money Market Funds	320,201	—	—	320,201
Time Deposits	—	143,164	—	143,164
	$ 4,002,514	$ 107,596,442	$ —	$ 111,598,956

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock EuroFund

Currency Abbreviation
EUR	Euro

Portfolio Abbreviation
SCA	Societe en Commandite par Actions
Schedule of Investments